Material Accounting Policies - Schedule of Change in Presentation Currency (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
EQUITY
Net equity				$ (200,445)
NET DEFICIT	$ 16,944,130	$ 6,722,004	$ (10,972,540)	(200,445)
Reported [Member]
EQUITY
Net equity					$ (271,275)
NET DEFICIT					$ (271,275)
Foreign Currency Translation [Member]
EQUITY
Net equity				70,830
NET DEFICIT				$ 70,830